Shareholder Report, Holdings (Details)	May 31, 2026
C000130440 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000130440 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000130440 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000130440 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000130440 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000130440 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000130440 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000130440 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000130440 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000130440 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000130440 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000130440 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130440 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130440 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130440 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130440 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130440 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130440 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130440 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130440 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130440 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130440 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130440 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042692 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000042692 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000042692 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000042692 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000042692 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000042692 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000042692 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000042692 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000042692 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000042692 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000042692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000042692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042692 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042692 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042692 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042692 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042692 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042692 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042692 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042692 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042692 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042691 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000042691 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000042691 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000042691 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000042691 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000042691 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000042691 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000042691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000042691 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000042691 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000042691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000042691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042691 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042691 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042691 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042691 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042691 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042691 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042691 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042691 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042690 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000042690 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000042690 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000042690 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000042690 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000042690 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000042690 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000042690 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000042690 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000042690 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000042690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000042690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042690 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042690 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042690 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042690 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042690 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042690 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042690 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042694 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000042694 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000042694 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000042694 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000042694 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000042694 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000042694 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000042694 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000042694 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000042694 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000042694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000042694 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042694 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000042694 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042694 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000042694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000042694 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042694 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042694 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000042694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042694 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042694 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042694 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042694 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042695 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000042695 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000042695 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[6]
C000042695 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000042695 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[6]
C000042695 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000042695 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000042695 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000042695 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000042695 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000042695 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000042695 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042695 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000042695 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042695 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000042695 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000042695 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042695 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042695 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042695 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000042695 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042695 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042695 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042695 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042695 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042695 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042696 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000042696 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000042696 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
C000042696 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000042696 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
C000042696 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000042696 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000042696 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000042696 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000042696 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000042696 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000042696 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042696 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000042696 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042696 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000042696 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000042696 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042696 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042696 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042696 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000042696 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042696 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042696 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042696 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042696 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042696 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130441 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000130441 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000130441 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[8]
C000130441 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[8]
C000130441 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[8]
C000130441 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000130441 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000130441 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000130441 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[8]
C000130441 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000130441 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000130441 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130441 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000130441 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130441 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000130441 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000130441 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130441 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130441 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130441 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130441 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130441 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130441 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130441 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000130441 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130441 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.